Pledged assets and contingent liabilities	6 Months Ended
Jun. 30, 2018
Pledged assets and contingent liabilities
Pledged assets and contingent liabilities

Note 8. Pledged assets and contingent liabilities

Skr mn	June 30, 2018	December 31, 2017
Collateral provided
Cash collateral under the security agreements for derivative contracts	12,795	10,314

Contingent liabilities1
Guarantee commitments	3,190	3,360

Commitments1
Committed undisbursed loans	62,041	72,914
Binding offers	1,445	1,211

1	For expected credit losses in guarantee commitments, committed undisbursed loans and binding offers see Note 4.